Schedule of Finite-Lived Intangible Assets, Amortization Period (Details)	Jun. 30, 2026
Ad Tech Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization period (Year)	5 years
Kidoz OS Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization period (Year)	3 years
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization period (Year)	8 years